Shareholders’ Equity - Narrative (Details)		12 Months Ended
	Dec. 20, 2019 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) plan shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of dividend reinvestment plans (plan) | plan					2
Equity discount rate (percent)					3.00%
Gain on redemption of preferred shares	$ 3,500,000		$ 3,500,000	$ 0
Common shares outstanding (shares) | shares				275,200,000	279,100,000
Balacne outstanding (units) | shares				9,908,154	6,484,831	564,549
Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance | shares					13,915,160
Unexpensed fair value of share option compensation cost				$ 3,700,000	$ 4,500,000
Aggregate intrinsic value of options exercisable				0	3,300,000
Intrinsic value of options outstanding				0	12,100,000
Intrinsic value of options exercised			$ 400,000	300,000
Mid-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			36 months
Mid-Term Incentive And Deferred Share Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense			$ 21,700,000	16,600,000
Unrecognized compensation expense				$ 26,900,000	$ 21,800,000
Minimum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term			6 years
Maximum | Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award
Options term			10 years
Vesting period			4 years
Washington Gas
Share-based Compensation Arrangement by Share-based Payment Award
Price per unit acquired (per unit) | $ / shares		$ 1.00
Balacne outstanding (units) | shares				8,866,795	4,920,510
Preferred shares | Washington Gas | $4.25 series
Share-based Compensation Arrangement by Share-based Payment Award
Preferred stock par value (usd per share) | $ / shares		4.25
Preferred shares | Washington Gas | $4.80 series
Share-based Compensation Arrangement by Share-based Payment Award
Preferred stock par value (usd per share) | $ / shares		4.80
Preferred shares | Washington Gas | $5.00 series
Share-based Compensation Arrangement by Share-based Payment Award
Preferred stock par value (usd per share) | $ / shares		$ 5.00